Events After the Reporting Period - Additional Information (Detail) - Disposal of major subsidiary [member] - Stone Bridge [Member] £ in Millions	Feb. 28, 2021 GBP (£)
Disclosure of non-adjusting events after reporting period [line items]
Business sold, business combination	£ 60
Business sold contingent consideration asset	10
Aegon N.V [member]
Disclosure of non-adjusting events after reporting period [line items]
Business sold, business combination	60
Business sold contingent consideration asset	£ 10